March 2, 2026

Ryan Sutcliffe, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	T. Rowe Price Exchange-Traded Funds, Inc.
T. Rowe Price Active Core U.S. Equity ETF
T. Rowe Price Capital Appreciation Equity ETF
T. Rowe Price Capital Appreciation Premium Income ETF
T. Rowe Price Financials ETF
T. Rowe Price Growth ETF
T. Rowe Price Health Care ETF
T. Rowe Price Hedged Equity ETF
T. Rowe Price Innovation Leaders ETF
T. Rowe Price Natural Resources ETF
T. Rowe Price Small-Mid Cap ETF
T. Rowe Price Technology ETF
T. Rowe Price Value ETF
File Nos.: 333-235450/811-23494

Dear Mr. Sutcliffe:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There are no changes to the Funds’ prospectuses and Statement of Additional Information (“SAI”) that were filed under Rule 485(b) on February 25, 2026.

The Funds’ prospectuses and SAI went effective automatically on March 1, 2026.

If you have any questions about this filing, please give me a call at 410-345-2346 or, in my absence, Sonia Kurian at 410-577-4847.

Sincerely,

/s/Gladys J. Davis
Gladys J. Davis